Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance measures for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis (“CD&A”) for a complete description of how executive compensation relates to Company performance measures and how the Compensation Committee makes its decisions related thereto.
Pay Versus Performance Table
The following table provides the information required for our principal executive officer (“PEO”) and non-PEO NEOs for each of the fiscal years ended December 31, 2022, December 31, 2021, and December 31, 2020 along with the financial information required to be disclosed for each fiscal year:
Year	Summary Compensation Table Total for PEO(1) $	Summary Compensation Table Total for Former PEO(2) $	Summary Compensation Table Total for Interim PEO(3) $	Compensation Actually Paid to PEO(5)(6) $	Compensation Actually Paid to Former PEO(5)(6) $	Compensation Actually Paid to Interim PEO(5)(6) $	Average Summary Compensation Table Total for Non-PEO NEOs(4) $	Average Compensation Actually Paid to Non-PEO NEOs(5)(6) $	Year-end value of $100 invested on December 31, 2019 in:
									ANIP $	Peer Group(7) $	Net Income (in millions) $	Revenue (in millions) $
2022	5,112,087	0	0	4,616,875	0	0	1,535,136	1,413,126	65.23	94.77	(47.9)	316.4
2021	6,541,060	0	0	10,473,388	0	0	1,927,619	2,847,003	74.72	139.98	(42.6)	213.1
2020	3,715,036	857,814	962,213	3,830,533	(2,757,466)	626,418	2,429,358	689,410	47.09	144.89	(22.5)	208.5

(1)
The PEO in each reporting year is our current Chief Executive Officer, Nikhil Lalwani.

(2)
The Former PEO in 2020 is Arthur S. Przybyl. Mr. Przybyl served as Chief Executive Officer through May 10, 2020.

(3)
The Interim PEO in 2020 is Patrick D. Walsh. Mr. Walsh served as Interim Chief Executive Officer from May 11, 2020 until September 8, 2020 when Mr. Lalwani commenced employment as Chief Executive Officer.

(4)
Our Non-PEO NEOs includes the following executives by year:

a.
2022: Stephen P. Carey (Senior Vice President, Finance and Chief Financial Officer), James G. Marken (Senior Vice President, Operations and Product Development), Ori Gutwerg (Senior Vice President, Generics), and Christopher K. Mutz (Head of Rare Disease).

b.
2021: Stephen P. Carey (Senior Vice President, Finance and Chief Financial Officer), James G. Marken (Senior Vice President, Operations and Product Development), Ori Gutwerg (Senior Vice President, Generics), and Christopher K. Mutz (Head of Rare Disease).

c.
2020: Stephen P. Carey (Senior Vice President, Finance and Chief Financial Officer), James G. Marken (Senior Vice President, Operations and Product Development), and Robert W. Schrepfer (Former Senior Vice President, New Business Development and Specialty Sales).

(5)
Subtractions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2022		2021		2020
	PEO ($)	Average of Other Non-PEO NEOs ($)	PEO ($)	Average of Other Non-CEO PEOs ($)	PEO ($)	Former PEO ($)	Interim PEO ($)	Average of Other Non-PEO NEOs ($)
Total Compensation from SCT	5,112,087	1,535,136	6,541,060	1,927,619	3,715,036	857,814	962,213	2,429,358
Adjustments:
(Subtraction): SCT Value of Stock and Option Awards	(3,806,102)	(881,234)	(4,369,205)	(1,147,142)	(3,305,805)	0	(679,308)	(1,637,904)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	5,366,964	1,242,624	6,289,690	1,739,550	3,421,302	0	268,765	1,007,514
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	0	0	0	0	0	0	204,450	0
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(1,067,777)	(232,327)	2,092,579	295,425	0	0	0	(785,995)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	(988,296)	(251,073)	(80,735)	31,551	0	(3,615,280)	(129,702)	(323,564)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meeting the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0	0	0
Total Adjustments for Equity Awards	(495,212)	(122,010)	3,932,328	919,384	115,497	(3,615,280)	(335,795)	(1,739,949)
Compensation Actually Paid (as calculated)	4,616,875	1,413,126	10,473,388	2,847,003	3,830,533	(2,757,466)	626,418	689,410
(6)
The following table illustrates the valuation assumptions as of the vesting date for awards that vested in each of 2022, 2021 and 2020.

	Weighted Average Fair Value
Award Type Vesting	2022	2021	2020
RSAs	$29.45	$31.51	$35.84
	For Stock Options Vesting in
	2022	2021	2020
Expected volatility	55% – 63%	51% – 54%	50% – 53%
Expected dividend yield	0%	0%	0%
Expected term, in years	3.0 – 4.5	3.0 – 4.5	3.0 – 4.5
Risk-free interest rate	1.9% – 3.5%	0.4% – 0.9%	0.2% – 0.4%
The following summarizes the valuation assumptions used for stock options awards included as part of CAP:
a.
Expected life of each stock options is based on the “simplified” method using an average of the remaining vesting period and the remaining term, as of the vesting date or fiscal year end date.

b.
Strike price is based on each grant date closing price and asset price is based on each vesting date closing price or fiscal year end closing price.

c.
Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vesting date or fiscal year end date.

d.
Historical volatility is based on daily price history for each expected life (years) prior to each vesting date or fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

e.
Represents annual dividend yield on each vesting date or fiscal year end date.

(7)
The Peer Group is the S&P 600 Pharmaceuticals, Biotechnology and Life Sciences Index.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)
The PEO in each reporting year is our current Chief Executive Officer, Nikhil Lalwani.

(2)
The Former PEO in 2020 is Arthur S. Przybyl. Mr. Przybyl served as Chief Executive Officer through May 10, 2020.

(3)
The Interim PEO in 2020 is Patrick D. Walsh. Mr. Walsh served as Interim Chief Executive Officer from May 11, 2020 until September 8, 2020 when Mr. Lalwani commenced employment as Chief Executive Officer.

(4)
Our Non-PEO NEOs includes the following executives by year:

a.
2022: Stephen P. Carey (Senior Vice President, Finance and Chief Financial Officer), James G. Marken (Senior Vice President, Operations and Product Development), Ori Gutwerg (Senior Vice President, Generics), and Christopher K. Mutz (Head of Rare Disease).

b.
2021: Stephen P. Carey (Senior Vice President, Finance and Chief Financial Officer), James G. Marken (Senior Vice President, Operations and Product Development), Ori Gutwerg (Senior Vice President, Generics), and Christopher K. Mutz (Head of Rare Disease).

c.
2020: Stephen P. Carey (Senior Vice President, Finance and Chief Financial Officer), James G. Marken (Senior Vice President, Operations and Product Development), and Robert W. Schrepfer (Former Senior Vice President, New Business Development and Specialty Sales).

Peer Group Issuers, Footnote [Text Block]	(7) The Peer Group is the S&P 600 Pharmaceuticals, Biotechnology and Life Sciences Index.
PEO Total Compensation Amount	$ 5,112,087	$ 6,541,060	$ 3,715,036
PEO Actually Paid Compensation Amount	$ 4,616,875	10,473,388	3,830,533
Adjustment To PEO Compensation, Footnote [Text Block]
(5)
Subtractions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2022		2021		2020
	PEO ($)	Average of Other Non-PEO NEOs ($)	PEO ($)	Average of Other Non-CEO PEOs ($)	PEO ($)	Former PEO ($)	Interim PEO ($)	Average of Other Non-PEO NEOs ($)
Total Compensation from SCT	5,112,087	1,535,136	6,541,060	1,927,619	3,715,036	857,814	962,213	2,429,358
Adjustments:
(Subtraction): SCT Value of Stock and Option Awards	(3,806,102)	(881,234)	(4,369,205)	(1,147,142)	(3,305,805)	0	(679,308)	(1,637,904)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	5,366,964	1,242,624	6,289,690	1,739,550	3,421,302	0	268,765	1,007,514
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	0	0	0	0	0	0	204,450	0
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(1,067,777)	(232,327)	2,092,579	295,425	0	0	0	(785,995)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	(988,296)	(251,073)	(80,735)	31,551	0	(3,615,280)	(129,702)	(323,564)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meeting the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0	0	0
Total Adjustments for Equity Awards	(495,212)	(122,010)	3,932,328	919,384	115,497	(3,615,280)	(335,795)	(1,739,949)
Compensation Actually Paid (as calculated)	4,616,875	1,413,126	10,473,388	2,847,003	3,830,533	(2,757,466)	626,418	689,410

Non-PEO NEO Average Total Compensation Amount	$ 1,535,136	1,927,619	2,429,358
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,413,126	2,847,003	689,410
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
Subtractions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2022		2021		2020
	PEO ($)	Average of Other Non-PEO NEOs ($)	PEO ($)	Average of Other Non-CEO PEOs ($)	PEO ($)	Former PEO ($)	Interim PEO ($)	Average of Other Non-PEO NEOs ($)
Total Compensation from SCT	5,112,087	1,535,136	6,541,060	1,927,619	3,715,036	857,814	962,213	2,429,358
Adjustments:
(Subtraction): SCT Value of Stock and Option Awards	(3,806,102)	(881,234)	(4,369,205)	(1,147,142)	(3,305,805)	0	(679,308)	(1,637,904)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	5,366,964	1,242,624	6,289,690	1,739,550	3,421,302	0	268,765	1,007,514
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	0	0	0	0	0	0	204,450	0
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(1,067,777)	(232,327)	2,092,579	295,425	0	0	0	(785,995)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	(988,296)	(251,073)	(80,735)	31,551	0	(3,615,280)	(129,702)	(323,564)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meeting the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0	0	0
Total Adjustments for Equity Awards	(495,212)	(122,010)	3,932,328	919,384	115,497	(3,615,280)	(335,795)	(1,739,949)
Compensation Actually Paid (as calculated)	4,616,875	1,413,126	10,473,388	2,847,003	3,830,533	(2,757,466)	626,418	689,410

Equity Valuation Assumption Difference, Footnote [Text Block]
(6)
The following table illustrates the valuation assumptions as of the vesting date for awards that vested in each of 2022, 2021 and 2020.

	Weighted Average Fair Value
Award Type Vesting	2022	2021	2020
RSAs	$29.45	$31.51	$35.84
	For Stock Options Vesting in
	2022	2021	2020
Expected volatility	55% – 63%	51% – 54%	50% – 53%
Expected dividend yield	0%	0%	0%
Expected term, in years	3.0 – 4.5	3.0 – 4.5	3.0 – 4.5
Risk-free interest rate	1.9% – 3.5%	0.4% – 0.9%	0.2% – 0.4%
The following summarizes the valuation assumptions used for stock options awards included as part of CAP:
a.
Expected life of each stock options is based on the “simplified” method using an average of the remaining vesting period and the remaining term, as of the vesting date or fiscal year end date.

b.
Strike price is based on each grant date closing price and asset price is based on each vesting date closing price or fiscal year end closing price.

c.
Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vesting date or fiscal year end date.

d.
Historical volatility is based on daily price history for each expected life (years) prior to each vesting date or fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

e.
Represents annual dividend yield on each vesting date or fiscal year end date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP and Cumulative TSR / Cumulative TSR of the Peer Group CAP vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP and Company Net Income CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP and Company Revenue CAP vs. Revenue
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our PEO and Non-PEO NEOs in 2022 to our performance were:
•
Revenue; and

•
Adjusted EBITDA.

Total Shareholder Return Amount	$ 65.23	74.72	47.09
Peer Group Total Shareholder Return Amount	94.77	139.98	144.89
Net Income (Loss)	$ (47,900,000)	$ (42,600,000)	$ (22,500,000)
Company Selected Measure Amount	316,400,000	213,100,000	208,500,000
PEO Name	Nikhil Lalwani
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares	$ 29.45	$ 31.51	$ 35.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	55.00%	51.00%	50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	63.00%	54.00%	53.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	1.90%	0.40%	0.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	3.50%	0.90%	0.40%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Former [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 0	$ 857,814
PEO Actually Paid Compensation Amount	0	0	(2,757,466)
Interim [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	0	962,213
PEO Actually Paid Compensation Amount	0	0	626,418
PEO [Member] | SCT Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,806,102)	(4,369,205)	(3,305,805)
PEO [Member] | Fair Value At Year-End Of Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,366,964	6,289,690	3,421,302
PEO [Member] | Fair Value At Vest Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year-Over-Year Change In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,067,777)	2,092,579	0
PEO [Member] | Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied At The End Of Or During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(988,296)	(80,735)	0
PEO [Member] | Fair Value At End Of Prior Year Of Awards Granted In Any Prior Fiscal Year That Fail To Meeting The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(495,212)	3,932,328	115,497
PEO [Member] | Former [Member] | SCT Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Former [Member] | Fair Value At Year-End Of Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Former [Member] | Fair Value At Vest Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Former [Member] | Year-Over-Year Change In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Former [Member] | Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied At The End Of Or During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,615,280)
PEO [Member] | Former [Member] | Fair Value At End Of Prior Year Of Awards Granted In Any Prior Fiscal Year That Fail To Meeting The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Former [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,615,280)
PEO [Member] | Interim [Member] | SCT Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(679,308)
PEO [Member] | Interim [Member] | Fair Value At Year-End Of Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			268,765
PEO [Member] | Interim [Member] | Fair Value At Vest Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			204,450
PEO [Member] | Interim [Member] | Year-Over-Year Change In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Interim [Member] | Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied At The End Of Or During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(129,702)
PEO [Member] | Interim [Member] | Fair Value At End Of Prior Year Of Awards Granted In Any Prior Fiscal Year That Fail To Meeting The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Interim [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(335,795)
Non-PEO NEO [Member] | SCT Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(881,234)	(1,147,142)	(1,637,904)
Non-PEO NEO [Member] | Fair Value At Year-End Of Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,242,624	1,739,550	1,007,514
Non-PEO NEO [Member] | Fair Value At Vest Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year-Over-Year Change In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(232,327)	295,425	(785,995)
Non-PEO NEO [Member] | Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied At The End Of Or During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(251,073)	31,551	(323,564)
Non-PEO NEO [Member] | Fair Value At End Of Prior Year Of Awards Granted In Any Prior Fiscal Year That Fail To Meeting The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (122,010)	$ 919,384	$ (1,739,949)